Background (Details)	Dec. 31, 2011 sqft property	Dec. 31, 2010 sqft
Background
Number of properties in asset base	173
Rentable square feet, operating properties (in square feet)	13,567,997
Rentable square feet, development properties (in square feet)	818,020	475,818
Rentable square feet, redevelopment properties (in square feet)	919,857	755,463
Total (in square feet)	15,305,874
Percentage of leases which are triple net leases	95.00%
Percentage of leases providing for recapture of certain capital expenditures	92.00%
Percentage of leases containing effective annual rent escalations	94.00%